UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2013
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        5/15/2013
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      207109
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102     6725   199383 SH       SOLE                   199383
Allstate Corporation            COM             020002101     7032   143313 SH       SOLE                   143313
Amgen                           COM             031162100     7104    69305 SH       SOLE                    69305
BOEING CO                       COM             097023105     6761    78758 SH       SOLE                    78758
BIOGEN IDEC INC                 COM             09062X103     7721    40083 SH       SOLE                    40083
Bemis Co                        COM             081437105     7375   182739 SH       SOLE                   182739
Cardinal Health                 COM             14149Y108     5829   140056 SH       SOLE                   140056
COMCAST CORP NEW                COM             20030N101     7509   178866 SH       SOLE                   178866
Computer Sciences               COM             205363104     6644   134965 SH       SOLE                   134965
CVS CAREMARK                    COM             126650100     6844   124463 SH       SOLE                   124463
Walt Disney Company             COM             254687106     6569   115656 SH       SOLE                   115656
EBAY                            COM             278642103     6787   125171 SH       SOLE                   125171
Ecolab                          COM             278865100     6706    83641 SH       SOLE                    83641
Expedia                         COM             30212P303     6126   102082 SH       SOLE                   102082
Ford Motor Co                   COM             345370860     5983   454992 SH       SOLE                   454992
General Dynamics                COM             369550108     5935    84174 SH       SOLE                    84174
Halliburton Co.                 COM             406216101     6298   155860 SH       SOLE                   155860
Home Depot                      COM             437076102     7344   105249 SH       SOLE                   105249
Johnson Controls                COM             478366107     6670   190185 SH       SOLE                   190185
Lennar Corporation              COM             526057104     6412   154586 SH       SOLE                   154586
Masco Corp                      COM             574599106     7901   390176 SH       SOLE                   390176
MONSANTO CO NEW                 COM             61166W101     6984    66122 SH       SOLE                    66122
Marathon Petroleum              COM             56585A102     9611   107267 SH       SOLE                   107267
Morgan Stanley                  COM             617446448     6109   277912 SH       SOLE                   277912
Regions Financial Corp          COM             7591EP100     7024   857682 SH       SOLE                   857682
Sysco Corp                      COM             871829107     6919   196728 SH       SOLE                   196728
Target Corp                     COM             87612E106     6816    99574 SH       SOLE                    99574
Visa                            COM             92826C839     7346    43254 SH       SOLE                    43254
Walgreen                        COM             931422109     7937   166459 SH       SOLE                   166459
WAL MART STORES INC             COM             931142103     6088    81359 SH       SOLE                    81359